Significant Components of Net Deferred Tax Liabilities (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Components of Net Deferred Tax Liabilities [Line Items]
Net current deferred tax assets and liabilities	$ 5,485
Net long-term deferred tax assets and liabilities	$ 68,727